NOTE 1 NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation Phoenix Medical prepares its consolidated financial statements on the accrual basis of accounting.
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents includes cash in banks with original maturities of three months or less and are stated at cost which approximates market value, which in the opinion of management, are subject to an insignificant risk of loss in value.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash, cash equivalents, accounts receivable, accounts payable and notes payable approximate their fair values due to the short-term maturities of these instruments.

Income Taxes

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Earnings (Loss) per Share

Earnings (Loss) per Share

Earnings (loss) per share (basic) is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding for the period covered. As Phoenix Medical has no potentially dilutive securities, fully diluted earnings (loss) per share is identical to earnings (loss) per share (basic).

Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.